ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details)	0 Months Ended	1 Months Ended	12 Months Ended					24 Months Ended		0 Months Ended								0 Months Ended		0 Months Ended							0 Months Ended				12 Months Ended				0 Months Ended	12 Months Ended					0 Months Ended
	Dec. 30, 2011 item	Dec. 31, 2011 item	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY item	Dec. 31, 2011 item	Dec. 31, 2012 item	Dec. 31, 2009 item	Dec. 30, 2011 21st School [Member]	Aug. 31, 2014 CEHIL [Member] USD ($)	May 13, 2014 CEHIL [Member]	Sep. 05, 2014 CEHIL [Member] Convertible Debt [Member] USD ($)	Sep. 05, 2014 CEHIL [Member] SummitView [Member] USD ($)	Sep. 05, 2014 CEHIL [Member] SummitView [Member] CNY	Sep. 05, 2014 New Flourish [Member]	Mar. 05, 2015 Subsequent Event [Member] CEHIL [Member]	Mar. 05, 2015 Subsequent Event [Member] CEHIL [Member] Convertible Debt [Member] USD ($)	Mar. 05, 2015 Subsequent Event [Member] Baring [Member]	Mar. 05, 2015 Subsequent Event [Member] Baring [Member] Convertible Debt [Member] USD ($)	Dec. 30, 2011 Beijing Siwa Century Facility Management Co. [Member]	Dec. 19, 2012 Soochow University [Member]	Dec. 31, 2014 Jinghan Group [Member]	Dec. 31, 2014 Beijing JH Tutoring [Member]	Dec. 31, 2014 Beijing JT Tutoring [Member]	Dec. 31, 2014 Ambow Jingxue [Member]	Aug. 05, 2010 Warrant [Member] USD ($)	May 05, 2014 Class A Ordinary Shares [Member]	Jun. 03, 2013 Class A Ordinary Shares [Member] USD ($)	Jun. 03, 2013 Class A Ordinary Shares [Member] CNY	Dec. 31, 2013 Class A Ordinary Shares [Member]	Dec. 31, 2014 Class A Ordinary Shares [Member] USD ($)	Dec. 31, 2014 Class A Ordinary Shares [Member] CNY	Aug. 05, 2010 Class A Ordinary Shares [Member]	Sep. 05, 2014 Class A Ordinary Shares [Member] SummitView [Member] USD ($)	Dec. 31, 2013 Class A Ordinary Shares [Member] SummitView [Member] USD ($)	Dec. 31, 2013 Class A Ordinary Shares [Member] SummitView [Member] CNY	Sep. 05, 2014 Class A Ordinary Shares [Member] SummitView [Member] CNY	May 05, 2014 Class A Ordinary Shares [Member] SummitView [Member] USD ($)	May 05, 2014 Class A Ordinary Shares [Member] SummitView [Member] CNY	Sep. 05, 2014 Class A Ordinary Shares [Member] SummitView [Member] Convertible Debt [Member]	Sep. 05, 2014 Class A Ordinary Shares [Member] CEHIL [Member]	Sep. 05, 2014 Class A Ordinary Shares [Member] CEHIL [Member] Convertible Debt [Member]	Sep. 05, 2014 Class A Ordinary Shares [Member] New Flourish [Member]	May 05, 2014 Class A Ordinary Shares [Member] New Flourish [Member]	Mar. 05, 2015 Class A Ordinary Shares [Member] Subsequent Event [Member] CEHIL [Member]	Sep. 05, 2014 Class A Ordinary Shares [Member] Subsequent Event [Member] CEHIL [Member]	Mar. 05, 2015 Class A Ordinary Shares [Member] Subsequent Event [Member] Baring [Member]	Aug. 05, 2010 Series B Preferred Stock [Member] Warrant [Member] USD ($)	Aug. 05, 2010 American Depository Shares [Member] USD ($)
ORGANIZATION AND PRINCIPAL ACTIVITIES [Line Items]
Number of acquisitions								8	24
Number of acquisitions accounted for as business combinations						1	7		23
Number of acquisitions of operating rights									1
Number of shares issued																											590,193		30,801,128	30,801,128	30,801,128																			10,677,207
Number of shares issued on conversion of convertible loan											170,368,902	972,782,696		755,462,293	755,462,293	170,368,902		972,782,696																	83,584,770						83,584,770	501,508,621	501,508,621	170,368,902	170,368,902	133,735,632	133,735,632	83,584,770
Amount received for issuance and sale of shares					62,706,000																								$ 10,000,000	60,969,000						$ 10,000,000	60,969,000
Amount outstanding in connection of shares issued and sold																																11,000,000	67,066,000			11,000,000	67,066,000	67,066,000	11,000,000	67,066,000
Ownership interest (as a percent)																	56.05%		8.68%				100.00%	100.00%	100.00%	64.00%
Issue price of American depositary shares (in dollars per share)																																																		$ 10.0
Equivalent number of shares for each American depositary share																																		2
Number of warrants exercised (in shares)																																																	196,731
Exercise price (in dollars per share)																																																	$ 0.75
Share exchange ratio																											0.33
Fair value of the exercised warrants																											362,000
Number of entities disposed off		5
Number of businesses disposed off		4
Number of entities to be sold as per the agreement	2
Ownership percentage held in discontinued operations																					100.00%	70.00%
Additional term for which control and legal title on 21st School is maintained										15 years
Number of shares surrendered																												16,133,925
Total purchase consideration of shares issued					129,772,000						5,779,000																		21,000,000	128,035,000
Amount of debt converted													$ 31,692,000	$ 36,692,000	224,517,000			$ 6,308,000		$ 5,000,000															$ 5,000